AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 1999

                                                               FILE NO.
                                                               FILE NO.

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                                       and

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940

                           FRIENDS IVORY & SIME FUNDS
               (Exact Name of Registrant as Specified in Charter)


                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                WILMINGTON, DELAWARE 19801, COUNTY OF NEW CASTLE
                     (Name and Address of Agent for Service)

                                   Copies to:

                GEORGE WALKER                  JOHN H. GRADY, Jr., ESQUIRE
          Friends Ivory & Sime, Inc.           Morgan, Lewis & Bockius LLP
            One World Trade Center                  1701 Market Street
                  Suite 2101                      Philadelphia, PA 19103
             New York, NY  10048


--------------------------------------------------------------------------------

         /X/      Approximate date of Proposed Public Offering:
                        As soon as practicable after the
                  effective date of this Registration Statement

--------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                           FRIENDS IVORY & SIME FUNDS

                     INSTITUTIONAL SHARES AND RETAIL SHARES

                                   PROSPECTUS
                                 _________, 1999

                            ETHICAL U.S. EQUITY FUND
                          ETHICAL EUROPEAN EQUITY FUND

                               INVESTMENT ADVISER
                           FRIENDS IVORY & SIME, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
             ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Friends Ivory & Sime Funds is a mutual fund family that offers different classes of shares in separate socially responsible investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares and Retail Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional Shares and Retail Shares have different expenses and other characteristics. Before investing, you should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         INSTITUTIONAL SHARES
         -   NO SALES CHARGE
         -   NO 12b-1 OR SHAREHOLDER FEES
         -   $250,000 MINIMUM INITIAL INVESTMENT

         RETAIL SHARES
         -   NO SALES CHARGE
         -   12b-1/SHAREHOLDER FEES
         -   $5,000 MINIMUM INITIAL INVESTMENT

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      Page
     ETHICAL U.S. EQUITY FUND.........................................XXX
     ETHICAL EUROPEAN EQUITY FUND.....................................XXX
     MORE INFORMATION ABOUT RISK......................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................XXX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS....................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     FINANCIAL HIGHLIGHTS.............................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
       FRIENDS IVORY & SIME FUNDS.....................................Back Cover

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR [VAR:KEYTERMS.DESC].

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In addition, the Funds' bias toward investing in socially responsible companies may cause them to underperform funds that operate without such constraints. In fact, no matter how good a job the investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

--------------------------------------------------------------------------------
FRIENDS IVORY & SIME'S APPROACH TO ETHICAL INVESTING:
The Funds' investment manager, Friends Ivory & Sime, Inc., utilizes an investment approach that extends beyond the traditional obligation to safeguard return to include the use of money in a socially responsible manner. Friends Ivory & Sime's approach to socially responsible investing makes use of a screening process referred to as a positive social screen. The investment process results in a list of companies that, in the view of the Funds' managers, will both meet their stated financial and investment criteria and provide quality products that enhance or sustain society or the environment, pursue diversity and progressive employment practices, protect the environment, and demonstrate corporate accountability. The investment process also filters out companies engaged in military contracting, environmental damage or pollution, nuclear power and promoting tobacco, alcohol or gambling. Friends Ivory & Sime's ethical research staff has developed and continually updates the social screening criteria and ensures that each individual investment complies.
--------------------------------------------------------------------------------

     ETHICAL U.S. EQUITY FUND

     FUND SUMMARY

     INVESTMENT GOAL                  Long-term capital growth

     INVESTMENT FOCUS                 U.S. common stocks

     SHARE PRICE VOLATILITY           Medium

     PRINCIPAL INVESTMENT STRATEGY     Purchasing primarily stocks of large,
                                      well-established companies with
                                      above-average growth potential that
                                      meet the Fund's ethical policy criteria

     INVESTOR PROFILE                 Investors who can withstand the share
                                      price volatility associated with equity
                                      fund investing, and who want ethical
                                      factors to play a role in their investment portfolio

     INVESTMENT STRATEGY

     The Ethical U.S. Equity Fund invests primarily in common stocks issued by large, well-established U.S. companies that the Fund's investment manager, Friends Ivory & Sime, Inc., believes have above-average growth potential and that meet the Fund's ethical screening criteria. The portfolio will be diversified across various industries and among eligible issuers.

     The investment manager initially screens companies using core growth oriented investing criteria. It looks for companies which:

     -   are expected to sustain above average growth in earnings per share;

     -   the outlook for business is improving; and

     - are expected to demonstrate above average consistency in the progression of earnings per share.

     ETHICAL POLICIES

     Among the companies that meet these investment criteria, the investment manager's ethical research staff then searches out those companies whose products and services deliver real benefits to society or the natural environment, and whose practices demonstrate a commitment to corporate responsibility and shareholder dialogue. Such companies will typically have the following characteristics:

     ENVIRONMENTAL CONCERN - The investment manager will favor companies which produce environmentally responsible products and which demonstrate a commitment to environmental responsibility, high quality environmental reporting and environmental management systems (EMS). The investment manager will also encourage companies which operate in high environmental-impact sectors to achieve high standards of environmental reporting.

     SOCIALLY/ENVIRONMENTALLY RESPONSIBLE PRODUCTS - The investment manager will favor companies whose products or services enhance or sustain our society or the natural environment.

     EQUAL OPPORTUNITY/DIVERSITY - The investment manager will favor companies that have demonstrated a commitment to employee welfare, and will encourage companies to adopt policies and practices that support this commitment. The investment manager will also seek to invest in companies which foster diversity in the workplace at all levels, and guarantee equal opportunities in terms of gender, ethnic origin and sexual orientation in hiring, promotion and purchasing from and subcontracting with outside vendors.

     The investment manager will also focus on companies which embody good corporate citizenship practices and which do not derive more than 4% of their revenues from businesses relating to alcohol, tobacco, gambling, military or weapons, pornography or nuclear power.

     Stocks may be sold if they no longer meet the investment manager's ethical criteria, experience fundamental change in the investment outlook, no longer meet the Fund's ethical criteria, or if a better investment opportunity arises.

     The Fund has the ability to change the above ethical criteria as circumstances change without shareholder approval, but does not currently intend to do so.
***
     PRINCIPAL RISKS OF INVESTING IN THE ETHICAL U.S. EQUITY FUND

     EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     ETHICAL INVESTING RISK - The Fund's ethical standards will bar the Fund from investing in certain types of companies. As a result, the Fund may miss opportunities to invest in certain companies that are providing superior performance to the market as a whole. While these consequences may at times adversely affect Fund performance when compared to broad market indices or to similar funds managed without similar ethical investment constraints, the Fund may outperform these market indices and other funds over certain time periods.

     INVESTMENT STYLE RISK - The manager's investment approach favors growth-oriented companies. Stocks of growth-oriented companies may underperform stocks of other types of companies (e.g., "value" stocks), during a given period. Also, the Fund will have an investment focus on large capitalization companies, and the stocks of such companies may underperform those issued by smaller entities. As a result, the Fund may underperform funds with a value investing tilt or with a bias to smaller or mid-sized companies. The Fund is also subject to the risk that U.S. equity securities may underperform other segments of the world equity markets.

     PERFORMANCE INFORMATION

     The information set forth below represents the performance of the Adviser's similarly managed separate account. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Fund. Institutional Shares have different expenses than the separate account, which will result in different performance. The Adviser's separate account was not a registered mutual fund, so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the separate account's performance may have been lower.

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's predecessor separate account from year to year for 2 years.

                            1997                       X.XX%
                            1998                       X.XX%

                           BEST QUARTER                WORST QUARTER
                             X.XX%                        X.XX%
                            (X/X/XX)                     (X/X/XX)

     THIS TABLE COMPARES THE PREDECESSOR SEPARATE ACCOUNT'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE STANDARD & POOR'S 500 COMPOSITE INDEX.

                                                                    1 YEAR             SINCE INCEPTION
     ------------------------------------------------------------------------------------------------------
     ETHICAL U.S. EQUITY FUND - INSTITUTIONAL SHARES                 X.XX%                  X.XX%*

     STANDARD & POOR'S 500 COMPOSITE INDEX                           X.XX%                 X.XX%**

     *     The separate account commenced operations on ________.
     **    Since _______.

     WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

     FUND FEES AND EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                   INSTITUTIONAL SHARES        RETAIL SHARES
     -------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                                              x.xx%                   x.xx%
     Distribution (12b-1) Fees                                             x.xx%                   x.xx%
     Other Expenses                                                       x.xx%*                   x.xx%*
                                                                          ------                   ------
     Total Annual Fund Operating Expenses                                x.xx%**                  x.xx%**

     -------------------------------------------------------------------------------------------------------------

     *     Based on estimated expenses for the current year.
     **    The Fund's total actual annual fund operating expenses are expected to be less than the amount shown above because the
     < ** Adviser/Administrator/Distributor ** > intends to waive a portion of the fees in order to keep total operating expenses at a specified level. The < ** Adviser/Administrator/Distributor ** > may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Ethical U.S. Equity Fund -- Institutional Shares               X.XX%
         Ethical U.S. Equity Fund -- Retail Shares                      X.XX%

     For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

     The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR              3 YEARS
     INSTITUTIONAL SHARES                       $XXX                 $XXX
     RETAIL SHARES                              $XXX                 $XXX

     ETHICAL EUROPEAN EQUITY FUND

     FUND SUMMARY

     INVESTMENT GOAL                  Long-term capital growth

     INVESTMENT FOCUS                 European common stocks

     SHARE PRICE VOLATILITY           Medium

     PRINCIPAL INVESTMENT STRATEGY    Purchasing stocks of large,
                                      well-established European companies with above-average growth potential that meet the Fund's ethical policy criteria

     INVESTOR PROFILE                 Investors who can withstand the share
                                      price volatility associated with
                                      international equity fund investing and
                                      who want ethical factors to play a role
                                      in their investment portfolio

     INVESTMENT STRATEGY
***
     The Ethical European Equity Fund invests primarily in common stocks issued by large, well-established European companies that the Fund's investment manager, Friends Ivory & Sime plc believes have above-average growth potential and that meet the Fund's ethical screening criteria. The portfolio will be diversified across various industries and among eligible issuers.

     The Fund seeks to reduce risk by diversifying the Fund's portfolio across countries, issuers and industries. The manager will focus on stocks of companies located in the more developed European markets, including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom, and may invest in some emerging market issuers.

     The investment manager initially screens companies using core growth oriented investing criteria. It looks for companies which:

     -   are expected to sustain above average growth in earnings per share;

     -   the outlook for the business is improving; and

     - are expected to demonstrate above average consistency in the progression of earnings per share.

     ETHICAL POLICIES

     Among the companies that meet these investment criteria, the sub-adviser's ethical research team then searches out those companies whose products and services deliver real benefits to society or the natural environment, and whose practices demonstrate a commitment to corporate responsibility and shareholder dialogue. Such companies will typically have the following characteristics:

     ENVIRONMENTAL CONCERN - The investment manager will favor companies which produce environmentally responsible products and which demonstrate a commitment to environmental responsibility, high quality environmental reporting and environmental management systems (EMS). The investment manager will also focus on companies which operate in high environmental-impact sectors to achieve high standards of environmental reporting and EMS.

     SOCIALLY/ENVIRONMENTALLY RESPONSIBLE PRODUCTS - The investment manager will favor companies whose products or services enhance or sustain our society or the natural environment.

     EQUAL OPPORTUNITY/DIVERSITY - The investment manager will favor companies that have demonstrated a commitment to employee welfare, and will encourage companies to adopt policies and practices that support this commitment. The investment manager will also seek to invest in companies which fosters diversity in the workplace at all levels, and guarantee equal opportunities in terms of gender, ethnic origin and sexual orientation in hiring, promotion and purchasing from and subcontracting with outside vendors.

     The investment manager will also focus on companies which embody good corporate citizenship practices and which do not derive more than 4% of their revenues from businesses relating to alcohol, tobacco, gambling, military or weapons, pornography or nuclear power.

     Stocks may be sold if they no longer meet the sub-adviser's ethical criteria, experience fundamental change in the investment outlook, no longer meet the Fund's ethical criteria, or if a better investment opportunity arises.

     The Fund has the ability to change the above ethical criteria as circumstances change without shareholder approval, but does not currently intend to do so.
***
     PRINCIPAL RISKS OF INVESTING IN THE ETHICAL EUROPEAN EQUITY FUND

     EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     ETHICAL INVESTING RISK - The Fund's ethical standards will bar the Fund from investing in certain types of companies. As a result, the Fund may miss opportunities to invest in certain companies that are providing superior performance to the market as a whole. While these consequences may at times adversely affect Fund performance when compared to broad market indices or to similar funds managed without similar ethical investment constraints, the Fund may outperform these market indices and other funds over certain time periods.

     FOREIGN SECURITY RISKS - Transaction costs in European countries are generally higher than those in the U.S., and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investing in foreign countries poses additional market risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, the Fund's investments in foreign countries are generally denominated in a foreign currency, and changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from events that otherwise affect the value of the security in the issuer's home country. The Fund at times may attempt to hedge against variations in foreign exchange rates.

     INVESTMENT STYLE RISK - The manager's investment approach favors growth-oriented companies. Stocks of growth-oriented companies may underperform stocks of other types of companies (e.g., "value" stocks), during a given period. Also, the Fund will have an investment focus on large capitalization companies, and the stocks of such companies may underperform those issued by smaller entities. As a result, the Fund may underperform funds with a value investing tilt or with a bias to smaller or mid-sized companies. The Fund is also subject to the risk that European equity securities may underperform other segments of the world equity markets.

     PERFORMANCE INFORMATION

     As of ________, 1999, the Ethical European Equity Fund had not commenced operations, and did not have a performance history.

     FUND FEES AND EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                           Institutional Shares        Retail Shares
     ----------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                                                      x.xx%                   x.xx%
     Distribution (12b-1) Fees                                                     x.xx%                   x.xx%
     Other Expenses                                                               x.xx%*                   x.xx%*
                                                                                  ------                   ------
     Total Annual Fund Operating Expenses                                        x.xx%**                  x.xx%**

     ----------------------------------------------------------------------------------------------------------------------

     *    Based on estimated expenses for the current year.
     **   The Fund's total actual annual fund operating expenses are expected to be less than the amount shown above because the
     < ** Adviser/Administrator/Distributor ** > intends to waive a portion of the fees in order to keep total operating expenses at a specified level. The < ** Adviser/Administrator/Distributor ** > may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Ethical European Equity Fund -- Institutional Shares            X.XX%
         Ethical European Equity Fund -- Retail Shares                   X.XX%

     For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

     The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR              3 YEARS
     INSTITUTIONAL SHARES                       $XXX                 $XXX
     RETAIL SHARES                              $XXX                 $XXX

     MORE INFORMATION ABOUT RISK

     YEAR 2000 RISK -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses.

     The Funds have asked their mission-critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or, as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

     MORE INFORMATION ABOUT FUND INVESTMENTS

     The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, the Funds cannot guarantee that any Fund will achieve its investment goal.

     In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

     INVESTMENT ADVISER AND SUB-ADVISER
***
     Friends Ivory & Sime, Inc. (the "Adviser"), serves as the Adviser to the Ethical U.S. Equity Fund and the Ethical European Equity Fund. The Adviser makes investment decisions for the Ethical U.S. Equity Fund and continuously reviews, supervises and administers the Fund's investment program. Friends Ivory & Sime plc (the "Sub-Adviser"), Sub-Adviser to the Ethical European Equity Fund, makes investment decisions for the assets of the Fund and administers the Fund's investment program under the supervision of the Adviser.

     The Board of Trustees of Friends Ivory & Sime Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser follow in their management activities.

     As of September 30, 1999, the Adviser had approximately $4.2 billion in assets under management, and the Sub-Adviser had approximately $52.1 billion in assets under management. For its services to the Funds the Adviser is entitled to receive investment advisory fees from the Funds as follows:

     ETHICAL U.S. EQUITY FUND                                         0.75%
     ETHICAL EUROPEAN EQUITY FUND                                     0.80%

     The Adviser will compensate the Sub-Adviser out of its advisory fee for the Ethical European Equity Fund. The Adviser intends to use up to 10% of the advisory fees it receives from the Funds to support charitable causes.
***
     PORTFOLIO MANAGERS

     The Ethical U.S. Equity Fund is managed by a team of ____ investment professionals. The lead manager is Mr. Andrew Pringle. Mr. Pringle has served as Director & Senior Vice President at Friends Ivory & Sime, Inc. since __________. He has managed the U.S. ethical equity portfolios at Friends Ivory & Sime, Inc. since 1996. He has more than twenty years of investment experience. Prior to joining Friends Ivory & Sime, Inc., Mr. Pringle served as __________ for Friends Ivory & Sime plc, the parent company of Friends Ivory & Sime, Inc.

     A committee of 20 investment professionals at the Sub-Adviser manages the Ethical European Equity Fund. __________________ heads the committee. Mr./Ms./Mrs. _________________ has _____ years of investment experience, including _______ with the Sub-Adviser.

     THE SUB-ADVISER'S PAST PERFORMANCE

     Since ______________, Friends Ivory & Sime plc has managed European equity accounts using ethical criteria similar to those utilized in managing the Ethical European Equity Fund.

     The following table presents historical performance information for two composites consisting of the ___________ accounts that are managed by Friends Ivory & Sime plc in a way that is equivalent in all material respects as objectives, policies and strategies to how Friends Ivory & Sime plc will manage the Ethical European Equity Fund. This table also compares the performance to that of the MSCI European Index, as appropriate. The computed rates of return include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data does not indicate how the Ethical European Equity Fund may perform in the future:

                                                    THIRD CALENDAR QUARTER      12 MONTHS, ENDED     _____ (INCEPTION) TO
                                                             1999                  ____/___/99            ___/____/99
     European Composite Gross Performance                   XX.XX%                   XX.XX%                 XX.XX%*
     European Composite Net Performance                     XX.XX%                   XX.XX%                 XX.XX%*
     MSCI European Performance                              XX.XX%                   XX.XX%                 XX.XX%

     *     Annualized

     THE MODIFIED BANK ADMINISTRATION INSTITUTE (BAI) METHOD IS USED TO COMPUTE A TIME WEIGHTED RATE OF RETURN IN ACCORDANCE WITH STANDARDS SET BY THE ASSOCIATION OF INVESTMENT MANAGEMENT AND RESEARCH (AIMR). THE PERFORMANCE FIGURES FOR THE SUB-ADVISER'S ACCOUNTS DESCRIBED ABOVE ARE NET OF ADVISORY FEES AND EXPENSES. THE EFFECT OF DEDUCTING FUND OPERATING EXPENSES ON ANNUALIZED PERFORMANCE, INCLUDING THE COMPOUNDING EFFECT OVER TIME, MAY BE SUBSTANTIAL, AND WILL REDUCE THE PERFORMANCE OF THE FUND.

     ALL INFORMATION PRESENTED RELIES ON DATA SUPPLIED BY THE SUB-ADVISER AND STATISTICAL SERVICES, REPORTS OR OTHER SOURCES BELIEVED BY THE TRUST TO BE RELIABLE. IT HAS NOT BEEN INDEPENDENTLY VERIFIED OR AUDITED BY THE FUND.
***
     PURCHASING, SELLING AND EXCHANGING FUND SHARES

     This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares and Retail Shares of the Funds.

     Institutional and Retail Shares have different expenses and other characteristics.

         INSTITUTIONAL SHARES
         -   NO SALES CHARGE
         -   NO 12b-1 OR SHAREHOLDER FEES
         -   $250,000 MINIMUM INITIAL INVESTMENT

         RETAIL SHARES
         -   NO SALES CHARGE
         -   12b-1 FEES/SHAREHOLDER FEES
         -   $5,000 MINIMUM INITIAL INVESTMENT

     For some investors the minimum initial investment for Institutional Shares and Retail Shares may be lower.

     HOW TO PURCHASE FUND SHARES
***
     You may purchase shares directly by:
     -   Mail
     -   Telephone
     -   Wire
     -   Direct Deposit, or
     -   Automated Clearing House (ACH).

     To purchase shares directly from us, complete and send in the < ** attached/enclosed ** > application. If you need an application or have questions, please call [VAR:PhoneNumber]. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Friends Ivory & Sime Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

     You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.
***
     GENERAL INFORMATION

     You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

     A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

     The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Fund receives your purchase order.

     Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order before each Fund calculates its NAV (generally, 4:00 p.m., Eastern time).

     HOW WE CALCULATE NAV

     NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

     In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

     The Ethical European Equity Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

     MINIMUM PURCHASES
***
     To purchase shares for the first time, you must invest in either Fund at least:

     CLASS                                                     DOLLAR AMOUNT
     Institutional                                               $250,000
     Retail                                                       $5,000

     Your subsequent investments in any Fund must be made in amounts of at least $< ** minimum.SubsequentInvest ** >.

     A Fund may accept investments of smaller amounts for either class of shares at our discretion.

     [VAR:AUTOMATEDTELEPHONE.NAME]

     [VAR:AutomatedTelephone.Name] is a telephone activated service that allows you to transfer money quickly and easily between the Friends Ivory & Sime Funds and your [VAR:BankAdvisor.Name] bank account(s). To use [VAR:AutomatedTelephone.Name], you must first contact your [VAR:Purchasing.Representative.Name] and complete the [VAR:AutomatedTelephone.Name] application and authorization agreements. Once you have signed up to use [VAR:AutomatedTelephone.Name], simply call us at [VAR:PhoneNumber] to complete all of your purchase and redemption transactions.

     SYSTEMATIC INVESTMENT PLAN

     If you have a checking or savings account with a bank, you may purchase Ethical U.S. Equity and Ethical European Equity shares automatically through regular deductions from your account in amounts of at least $[VAR:SIP.Minimum] per month.

     With a $2,500 minimum initial investment, you may begin regularly scheduled investments from $100 up to $[SIP.Range.Max] on a monthly basis.

     HOW TO SELL YOUR FUND SHARES

     Holders of the Funds may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-___-____.

     If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-___-____. The minimum amount for telephone redemptions is $[VAR:Selling.Direct.TelephoneMin].

     If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

     If you would like to sell $50,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

     The sale price of each share will be the next NAV determined after the Fund receives your request.

     SYSTEMATIC WITHDRAWAL PLAN

     If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange [monthly, quarterly, semi-annual or] annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

     RECEIVING YOUR MONEY

     Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

     REDEMPTIONS IN KIND

     We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

     INVOLUNTARY SALES OF YOUR SHARES
***
     If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

     CLASS                                                     DOLLAR AMOUNT
     Institutional                                               $100,000
     Retail                                                       $2,500

     But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.
***
     SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

     A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

     HOW TO EXCHANGE YOUR SHARES

     You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

     You may [VAR:_also] exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $[VAR:Exchange.General.Min].

     You may exchange your shares up to [VAR:Exchange.MaxPerYear] times during a calendar year. If you exchange your shares more than [VAR:Exchange.General.TransactionLimit] times during a year, you may be charged a $[VAR:Exchange.General.ExtraExchangeFee] fee for each additional exchange. You will be notified before any fee is charged.

     IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon < ** Exchange.CancelNotice ** > days' notice.

     When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

     TELEPHONE TRANSACTIONS

     Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact business with the Fund over the telephone, you will generally bear the risk of any loss.

     DISTRIBUTION OF FUND SHARES

     Each Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay distribution fees for the sale and distribution of Retail Shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Distribution fees for Retail Shares, as a percentage of average daily net assets, are 0.25% for each Fund.

     The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

     Retail Shares are also subject to a service fee of up to 0.25% for shareholder record keeping services.

     DIVIDENDS AND DISTRIBUTIONS

     Each Fund distributes its income annually.

     Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive these distributions.

     You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

     TAXES

     PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

     Each Fund will distribute substantially all of its income and realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

     Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio of the Ethical European Equity Fund.

     THE ETHICAL EUROPEAN EQUITY FUND MAY BE ABLE TO PASS ALONG A TAX CREDIT FOR FOREIGN INCOME TAXES IT PAYS. THE FUND WILL NOTIFY YOU IF IT GIVES YOU THE CREDIT.

     MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                           FRIENDS IVORY & SIME FUNDS

INVESTMENT ADVISER

Friends Ivory & Sime, Inc.
One World Trade Center
Suite 2101
New York, NY 10048

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated _________, 1999 includes detailed information about the Friends Ivory & Sime Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will contain each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-___-____

BY MAIL:  Write to us
[VAR:Fund.Address]

BY E-MAIL:  _______@______

BY INTERNET:  www._______.___

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Friends Ivory & Sime Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Friends Ivory & Sime Funds' Investment Company Act registration number is 811-[VAR:SEC-Number].

                           FRIENDS IVORY & SIME FUNDS

                            ETHICAL U.S. EQUITY FUND
                          ETHICAL EUROPEAN EQUITY FUND


                               INVESTMENT ADVISER:
                           FRIENDS IVORY & SIME, INC.

This Statement of Additional Information is not a prospectus and relates only to the Ethical U.S. Equity Fund ("U.S. Equity ") and the Ethical European Equity Fund ("European Equity") (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Friends Ivory & Sime Funds (the "Trust"), and should be read in conjunction with the Funds' Prospectus dated __________, 1999. The Prospectus may be obtained without charge by calling 1-800-_______-__________.

                                TABLE OF CONTENTS
THE TRUST ....................................................................S-
INVESTMENT OBJECTIVES ........................................................S-
INVESTMENT POLICIES ..........................................................S-
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS ........................S-
INVESTMENT LIMITATIONS .......................................................S-
THE ADVISER ..................................................................S-
THE ADMINISTRATOR ............................................................S-
DISTRIBUTION AND SHAREHOLDER SERVICES ........................................S-
TRUSTEES AND OFFICERS OF THE TRUST ...........................................S-
COMPUTATION OF YIELD AND TOTAL RETURN ........................................S-
PURCHASE AND REDEMPTION OF SHARES ............................................S-
DETERMINATION OF NET ASSET VALUE .............................................S-
TAXES ........................................................................S-
PORTFOLIO TRANSACTIONS .......................................................S-
VOTING .......................................................................S-
DESCRIPTION OF SHARES ........................................................S-
CUSTODIAN ....................................................................S-
LEGAL COUNSEL ................................................................S-
_______________, 1999

THE TRUST

This Statement of Additional Information relates only to the Ethical U.S. Equity Fund ("U.S. Equity") and Ethical European Equity Fund ("European Equity") (each a "Fund" and, together the "Funds"). Each is a separate series of Friends Ivory & Sime Funds (the "Trust"), an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated ____________, 1999. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares through two separate classes, Institutional Shares and Retail Shares, which provide for variations in distribution and shareholder servicing costs, transfer agent fees, voting rights and dividends. Except for these differences between the Institutional Shares and the Retail Shares, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

INVESTMENT OBJECTIVES

ETHICAL U.S. EQUITY FUND -- The Ethical U.S. Equity Fund seeks long-term capital growth.

ETHICAL EUROPEAN EQUITY FUND -- The Ethical European Equity Fund seeks long-term capital growth.

INVESTMENT POLICIES

ETHICAL U.S. EQUITY FUND--The Ethical U.S. Equity Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of U.S. issuers that the Adviser believes have above-average earnings growth potential. The Fund seeks to purchase securities that are well diversified across industries and issuers. The Fund will limit its exposure to any single issuer to a maximum of 10% of its assets. The Fund expects its investments to emphasize large capitalization core growth companies.

Any remaining assets may be invested in other equity securities, including convertible and preferred stocks, warrants and rights to purchase common stocks, and the Fund may invest up to 10% of its total assets in American Depository Receipts ("ADRs"). The Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Fund may purchase shares of other investment companies and foreign securities, and may engage in securities lending transactions.

The Fund's manager, Friends Ivory & Sime, Inc., utilizes an investment approach of socially responsible investing. The investment process entails performing a disciplined bottom-up analysis to identify a company's earnings and growth potential. Friends Ivory & Sime then employs fundamental analyses to identify companies that qualify for further in-depth analysis, including consideration of their current and historic earnings trends, quality of management, recent developments and shareholder value. After appropriate companies have been identified, Friends Ivory & Sime's ethical research staff conducts social screens based on the Fund's ethical policies. This investment process results in a list of companies that provide quality products that enhance or sustain society or the environment, pursue diversity and progressive employment practices, protect the environment, and demonstrate corporate accountability. The investment process also filters out companies engaged in military contracting, environmental damage or pollution, and promoting tobacco, alcohol or gambling. Friends Ivory & Sime has developed and continually updates the social screening criteria and ensures that each individual investment complies. The result is a portfolio of companies, which are continually reviewed to determine whether they meet the established ethical and investment criteria. If an issuer is found to have breached the ethical criteria, the Fund will sell the investment within 90 days of the discovery of the breach.

ETHICAL EUROPEAN EQUITY FUND -- The Ethical European Equity Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of equity securities of European issuers located in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund may also invest up to 10% of its assets in securities of emerging European market issuers.

The securities purchased by the Fund will be listed on recognized foreign exchanges, but securities may be purchased in over-the-counter markets or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to emphasize large capitalization growth companies.

The Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. Although permitted to do so, the Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

The Fund's manager, Friends Ivory & Sime, Inc., utilizes an investment approach of socially responsible investing. The investment process entails performing a disciplined bottom-up analysis to identify a company's earnings and growth potential. Friends Ivory & Sime then employs fundamental analyses to identify companies that qualify for further in-depth analysis, including consideration of their current and historic earnings trends, quality of management, recent developments and shareholder value. After appropriate companies have been identified, Friends Ivory & Sime's ethical research staff conducts social screens based on the Fund's ethical policies. This investment process results in a list of companies that provide quality products that enhance or sustain society or the environment, pursue diversity and progressive employment practices, protect the environment, and demonstrate corporate accountability. The investment process also filters out companies engaged in military contracting, environmental damage or pollution, and promoting tobacco, alcohol or gambling. Friends Ivory & Sime has developed and continually updates the social screening criteria and ensures that each individual investment complies. The result is a portfolio of companies, which are continually reviewed to determine whether they meet the established ethical and investment criteria. If an issuer is found to have breached the ehtical crieteria, the Fund will sell the investment within 90 days of the discovery of the breach.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO, repurchase agreements involving the foregoing securities), shares of money market investment companies and cash.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING


The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., CMOs, REMICs, IOs and POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs, and
CATs). See elsewhere in the "Description of Permitted Investments" for discussions of these various instruments.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity Fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Ethical European Equity Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

HEDGING

Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

It is possible that an annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. Under normal circumstances a typical turnover for similar accounts run by the Adviser has been 30%-50%.

REITS

The Funds may invest in real estate investment trusts ("REITs"), which pool investors' funds for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

SECURITIES LENDING

In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS

The Funds may invest in securities of foreign issuers with a strong U.S. trading presence and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events which could adversely effect the economies of such countries or investments in such countries.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

YEAR 2000

The Funds depend on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. (i) Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Unregistered securities sold in reliance on the exemption from registration in
Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Friends Ivory & Sime, Inc., One World Trade Center, Suite 2101, New York, NY 10048, is a professional investment management firm whose predecessor was founded on May 2, 1975. Friends Ivory & Sime plc is the controlling shareholder of the Adviser, and Peter Derek Jones is the Chairman of the Adviser. As of September 30, 1999, the Adviser had discretionary management authority with respect to approximately $4.2 billion of assets and Friends Ivory & Sime plc had discretionary management authority with respect to approximately $50 billion of assets.

The Adviser serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Manager on not less than 30 days' nor more than 60 days' written notice.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and UAM Funds, Inc. II.

DISTRIBUTION AND SHAREHOLDER SERVICES

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan (the "Plan") for the Retail Shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees, as defined in the Plan. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Trust will pay a fee of up to 0.25% of the average daily net assets of each Fund's Retail Shares that the Distributor can use to compensate broker-dealers and service providers, including SEI Investments Distribution Co. and its affiliates, which provide distribution-related services to the Funds' Retail shareholders or their customers who beneficially own Retail Shares.

Except to the extent that the Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plan or related agreements.

The Funds have adopted a shareholder service plan for Retail Shares (the "Service Plan") under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefore. Under the Service Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Funds may enter into such arrangements directly. Under the Service Plan, the Distributor is entitled to receive a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Retail Shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided for investments; changing dividend options; account designations and addresses; providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

TRUSTEES

J. ROBERT BLOOM, JR. (DOB __/__/__) - ____________ - _____________, Friends
Ivory & Sime, Inc., since _______.

OFFICERS

GEORGE WALKER (DOB __/__/__) - President - ______________,
Friends Ivory & Sime, Inc., since ____.

DEBRA LISS (DOB __/__/__) - Vice President - ______________, Friends Ivory & Sime, Inc., since ____.

ANDREW PRINGLE (DOB __/__/__) - Vice President - ______________, Friends Ivory & Sime, Inc., since ____.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP, 1988-1992.

ROBERT J. DELLACROCE (DOB 12/17/63) - Controller and Chief Accounting Officer -Director, Funds Administration and Accounting of the Administrator since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (DOB 12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Ivnestments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995. Director of Taxes of SEI Investments, 1987-1991. Tax Manager, Arthur Andersen LLP prior to 1987.

LYNDA J. STRIEGEL (DOB 10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank N.A., 1991-1995.

EDWARD SEARLE (DOB 04/03/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments Distribution Co. since 1999; Associate, Drinker Biddle & Reath LLP (law firm) 1998-1999; Associate, Bailard Spahr Andrews & Ingersoll LLP (law firm), 1995-1998.

JOHN H. GRADY, JR. (DOB 06/01/61) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103, Partner, Morgan, Lewis & Bockius LLP (law firm) counsel to the Trust, SEI Investments, the Administrator and the Distributor.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:


Yield = 2[((a-b)/cd + 1) TO THE POWER OF 6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through ___________________________, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees.

If there is no readily ascertainable market value for a security, the Administrator will make a good faith determination as to the "fair value" of the security.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

The discussion of federal income tax consequences is based on the Internal Revenue Code of 1986 (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

Funds may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares (an "In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Funds acquire securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses. The Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Funds.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Retail Class Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

CUSTODIAN

_________________________ acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

PART C:  OTHER INFORMATION


ITEM 23.  EXHIBITS:

       (a)(1)   Certificate of Trust

       (a)(2)   Declaration of Trust of Friends Ivory & Sime Funds

       (b)      By-Laws

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

       Not applicable.

ITEM 25.  INDEMNIFICATION.

Article III, Section 8. of the Declaration of Trust filed as Exhibit (a)(2) to this Registration Statement is incorporated herein by reference.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

       Not applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS.

       To be completed by Amendment.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

       To be completed by Amendment.

ITEM 29.  MANAGEMENT SERIES.

       Not applicable.

ITEM 30.  UNDERTAKINGS.

       Not applicable.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement (File No._________) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 29th day of September, 1999.

                                          Friends Ivory & Sime Funds


                                          By:  /s/ George Walker
                                              --------------------------------
                                          Name: George Walker



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.







By:  /s/ George Walker                    September 29, 1999
    -----------------------------
Name: George Walker
Title: Trustee

                                  EXHIBIT INDEX


Name                                                          Exhibit Page
----                                                          ------------

Certificate of Trust                                          EX-99.B(a)(1)

Declaration of Trust of NewCo Trust                           EX-99.B(a)(2)

By-Laws                                                       EX-99.B(b)